Segment Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment information [Line Items]
Unrecognised share of losses of joint ventures			¥ 997,000
Cumulative unrecognised share of losses of joint ventures	¥ 997,000	¥ 997,000
Percentage of non-current assets other than financial instruments	90.00%
Customers concentration risk, percentage of revenue	10.00%
PRC [Member]
Segment information [Line Items]
Revenue external customers percentage	90.00%